Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	M Fund, Inc.
Entity Central Index Key	0000948258
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000016960
Shareholder Report [Line Items]
Fund Name	M Capital Appreciation Fund
Trading Symbol	MFCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

During the period, the Fund had a return of 9.9%, underperforming the 12.0% return of its secondary benchmark, the Russell 2500® Index.

Industry allocation was the primary factor behind the Fund's underperformance, primarily resulting from an underweight position in the Financials sector. Specifically, the Fund is underweight in slower-growth banks that performed well in anticipation of a more favorable regulatory environment. However, our stock selection was positive in Financials. The Utilities sector was the second largest detractor, as we typically have no exposure to this industry as growth investors, yet utility stocks rose 30% for the year compared to a 12% increase in the broader market.

Overall, stock selection during the period was neutral. We saw strong performance in the Industrials sector, with notable contributions from FTAI Aviation, MasTec, Granite Construction, XPO, and Modine Manufacturing. However, our selection in the Consumer Discretionary sector was weaker, particularly due to our investments in Azul, Stoneridge, and Caesars Entertainment. As a result of company-specific challenges, we exited our positions in Azul and Stoneridge, although we increased our investment in Caesars. In the Energy sector, our investments in renewable energy companies, specifically Array Technologies and Shoals Technologies, contributed to the underperformance. Additionally, our investment in the semiconductor company Wolfspeed became a significant detractor in the Technology sector due to issues related to the opening of a new plant, as well as its exposure to renewable energy.

Performance Past Does Not Indicate Future [Text]	Past Performance: performance data represent past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	M Capital Appreciation Fund	S&P 500	Russell 2500 Stock Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,795
2/28/2015	$10,390	$10,258	$10,379
3/31/2015	$10,622	$10,096	$10,517
4/30/2015	$10,437	$10,193	$10,333
5/31/2015	$10,649	$10,324	$10,555
6/30/2015	$10,545	$10,124	$10,481
7/31/2015	$9,998	$10,336	$10,461
8/31/2015	$9,388	$9,713	$9,842
9/30/2015	$8,861	$9,473	$9,402
10/31/2015	$9,441	$10,273	$9,928
11/30/2015	$9,777	$10,304	$10,123
12/31/2015	$9,352	$10,141	$9,711
1/31/2016	$8,526	$9,638	$8,937
2/29/2016	$8,861	$9,625	$9,000
3/31/2016	$9,523	$10,278	$9,750
4/30/2016	$9,497	$10,318	$9,894
5/31/2016	$9,679	$10,504	$10,102
6/30/2016	$9,583	$10,531	$10,098
7/31/2016	$10,411	$10,920	$10,626
8/31/2016	$10,721	$10,935	$10,711
9/30/2016	$10,863	$10,937	$10,762
10/31/2016	$10,415	$10,737	$10,325
11/30/2016	$11,162	$11,135	$11,203
12/31/2016	$11,321	$11,355	$11,421
1/31/2017	$11,685	$11,571	$11,580
2/28/2017	$11,928	$12,030	$11,859
3/31/2017	$12,021	$12,044	$11,850
4/30/2017	$12,160	$12,168	$11,941
5/31/2017	$12,172	$12,340	$11,808
6/30/2017	$12,362	$12,416	$12,103
7/31/2017	$12,562	$12,671	$12,229
8/31/2017	$12,452	$12,710	$12,127
9/30/2017	$12,979	$12,972	$12,677
10/31/2017	$13,258	$13,275	$12,873
11/30/2017	$13,471	$13,682	$13,296
12/31/2017	$13,475	$13,834	$13,341
1/31/2018	$13,902	$14,627	$13,747
2/28/2018	$13,315	$14,087	$13,182
3/31/2018	$13,117	$13,729	$13,309
4/30/2018	$12,927	$13,782	$13,341
5/31/2018	$13,707	$14,114	$13,968
6/30/2018	$13,682	$14,201	$14,069
7/31/2018	$13,918	$14,729	$14,340
8/31/2018	$14,692	$15,209	$14,955
9/30/2018	$14,421	$15,296	$14,728
10/31/2018	$12,765	$14,250	$13,233
11/30/2018	$13,050	$14,541	$13,484
12/31/2018	$11,568	$13,228	$12,006
1/31/2019	$12,991	$14,288	$13,388
2/28/2019	$13,680	$14,747	$14,020
3/31/2019	$13,325	$15,033	$13,905
4/30/2019	$13,855	$15,642	$14,392
5/31/2019	$12,558	$14,648	$13,368
6/30/2019	$13,640	$15,680	$14,316
7/31/2019	$13,805	$15,906	$14,465
8/31/2019	$13,182	$15,654	$13,886
9/30/2019	$13,563	$15,947	$14,131
10/31/2019	$13,761	$16,292	$14,402
11/30/2019	$14,489	$16,883	$15,020
12/31/2019	$14,906	$17,393	$15,338
1/31/2020	$14,334	$17,386	$15,026
2/29/2020	$12,966	$15,955	$13,766
3/31/2020	$9,562	$13,984	$10,779
4/30/2020	$11,181	$15,777	$12,348
5/31/2020	$12,228	$16,528	$13,260
6/30/2020	$12,656	$16,857	$13,643
7/31/2020	$13,454	$17,808	$14,187
8/31/2020	$13,931	$19,088	$14,830
9/30/2020	$13,484	$18,362	$14,447
10/31/2020	$13,780	$17,874	$14,709
11/30/2020	$16,076	$19,831	$17,105
12/31/2020	$17,548	$20,593	$18,407
1/31/2021	$17,615	$20,385	$18,859
2/28/2021	$19,116	$20,947	$20,089
3/31/2021	$19,280	$21,865	$20,420
4/30/2021	$20,000	$23,032	$21,237
5/31/2021	$20,104	$23,192	$21,281
6/30/2021	$20,052	$23,734	$21,533
7/31/2021	$19,916	$24,298	$21,156
8/31/2021	$20,175	$25,036	$21,635
9/30/2021	$19,534	$23,872	$20,955
10/31/2021	$20,341	$25,544	$21,982
11/30/2021	$19,824	$25,367	$21,065
12/31/2021	$20,661	$26,504	$21,756
1/31/2022	$19,215	$25,133	$19,945
2/28/2022	$19,514	$24,380	$20,170
3/31/2022	$19,719	$25,286	$20,490
4/30/2022	$17,740	$23,081	$18,744
5/31/2022	$18,010	$23,123	$18,807
6/30/2022	$15,980	$21,214	$17,010
7/31/2022	$17,704	$23,170	$18,770
8/31/2022	$17,124	$22,225	$18,272
9/30/2022	$15,235	$20,178	$16,531
10/31/2022	$16,876	$21,812	$18,117
11/30/2022	$18,073	$23,031	$18,882
12/31/2022	$16,913	$21,704	$17,759
1/31/2023	$19,225	$23,068	$19,535
2/28/2023	$18,705	$22,505	$19,075
3/31/2023	$18,185	$23,331	$18,360
4/30/2023	$17,745	$23,695	$18,120
5/31/2023	$17,889	$23,799	$17,804
6/30/2023	$20,003	$25,371	$19,320
7/31/2023	$20,761	$26,186	$20,281
8/31/2023	$20,116	$25,769	$19,484
9/30/2023	$18,631	$24,540	$18,396
10/31/2023	$17,098	$24,024	$17,279
11/30/2023	$18,873	$26,219	$18,834
12/31/2023	$20,897	$27,410	$20,853
1/31/2024	$20,042	$27,870	$20,307
2/29/2024	$21,368	$29,358	$21,412
3/31/2024	$22,334	$30,303	$22,295
4/30/2024	$20,991	$29,065	$20,802
5/31/2024	$21,898	$30,506	$21,667
6/30/2024	$21,479	$31,601	$21,342
7/31/2024	$22,993	$31,987	$22,928
8/31/2024	$22,736	$32,763	$22,868
9/30/2024	$23,224	$33,462	$23,209
10/31/2024	$22,771	$33,159	$22,993
11/30/2024	$24,815	$35,105	$25,255
12/31/2024	$22,975	$34,247	$23,350

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Capital Appreciation Fund	9.94%	9.04%	8.67%
S&P 500Footnote Reference1	25.02%	14.53%	13.10%
Russell 2500 Stock Index	12.00%	8.77%	8.85%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

AssetsNet	$ 231,997,569
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 1,904,141
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,997,569
# of Portfolio Holdings	141
Total Advisory Fees Paid	$1,904,141
Portfolio Turnover Rate	36%

Holdings [Text Block]

Ten Largest Portfolio Holdings (%)

FTAI Aviation Ltd.	2.7%
Carpenter Technology Corp.	2.0%
ATI, Inc.	1.9%
MRC Global, Inc.	1.9%
Jabil, Inc.	1.8%
Beacon Roofing Supply, Inc.	1.8%
XPO, Inc.	1.7%
Granite Construction, Inc.	1.7%
Alaska Air Group, Inc.	1.5%
Flex Ltd.	1.5%

Largest Holdings [Text Block]

Top Ten Sector Allocation (%)

Industrials	32.4%
Information Technology	22.3%
Health Care	16.7%
Financials	9.7%
Materials	7.3%
Consumer Discretionary	6.9%
Communication Services	2.9%
Energy	2.4%
Real Estate	1.8%
Consumer Staples	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-736-2878
C000016958
Shareholder Report [Line Items]
Fund Name	M International Equity Fund
Trading Symbol	MBEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

MANAGEMENT’S DISCUSSION OF PORTFOLIO PERFORMANCE

The M International Equity Fund returned 4.0%, net of fees, for the year ending December 31, 2024, underperforming its secondary benchmark index, the MSCI All Country World ex USA Index, (net of dividends) by 1.6%.

PERFORMANCE HIGHLIGHT

Relative to the benchmark, the Fund’s emphasis on stocks with smaller market capitalizations detracted from relative performance. As measured by MSCI All Country World ex USA indices, large caps outperformed small caps by more than 2%. Small cap stocks represented approximately 31% of the Fund compared to 3% for the benchmark. Additionally, the Fund’s lesser allocation to the Information Technology sector detracted from relative performance. This sector returned 13.4% compared to an overall benchmark return of 5.5%. Information Technology stocks represented 11% for the Fund compared to 13% for the benchmark. Lastly, at the country level, the Fund’s lesser allocation to Germany also detracted from relative performance. German stocks represented 5% of the Fund compared to 6% for the benchmark and returned 11.0%.

Performance Past Does Not Indicate Future [Text]	Past Performance: performance data represent past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	M International Equity Fund	MSCI ACWI (All Country World Index) ex USA Index	MSCI AC World ex US
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,983	$9,985	$9,982
2/28/2015	$10,645	$10,519	$10,517
3/31/2015	$10,570	$10,349	$10,355
4/30/2015	$11,031	$10,872	$10,890
5/31/2015	$11,031	$10,702	$10,750
6/30/2015	$10,681	$10,403	$10,459
7/31/2015	$10,690	$10,375	$10,407
8/31/2015	$9,835	$9,582	$9,640
9/30/2015	$9,264	$9,137	$9,216
10/31/2015	$10,078	$9,818	$9,883
11/30/2015	$9,784	$9,615	$9,697
12/31/2015	$9,607	$9,434	$9,540
1/31/2016	$9,061	$8,792	$8,880
2/29/2016	$9,044	$8,692	$8,796
3/31/2016	$9,650	$9,399	$9,518
4/30/2016	$9,854	$9,646	$9,770
5/31/2016	$9,761	$9,483	$9,619
6/30/2016	$9,462	$9,338	$9,453
7/31/2016	$9,880	$9,800	$9,929
8/31/2016	$9,871	$9,862	$9,979
9/30/2016	$10,008	$9,983	$10,120
10/31/2016	$9,726	$9,840	$9,957
11/30/2016	$9,505	$9,612	$9,718
12/31/2016	$9,602	$9,858	$9,960
1/31/2017	$9,896	$10,207	$10,317
2/28/2017	$10,016	$10,370	$10,497
3/31/2017	$10,414	$10,633	$10,756
4/30/2017	$10,759	$10,861	$10,999
5/31/2017	$11,087	$11,213	$11,348
6/30/2017	$11,155	$11,248	$11,385
7/31/2017	$11,431	$11,662	$11,802
8/31/2017	$11,336	$11,723	$11,873
9/30/2017	$11,604	$11,941	$12,098
10/31/2017	$11,604	$12,166	$12,326
11/30/2017	$11,708	$12,265	$12,438
12/31/2017	$11,911	$12,539	$12,731
1/31/2018	$12,648	$13,237	$13,428
2/28/2018	$11,797	$12,613	$12,810
3/31/2018	$11,788	$12,390	$12,595
4/30/2018	$11,894	$12,588	$12,788
5/31/2018	$11,780	$12,298	$12,517
6/30/2018	$11,701	$12,066	$12,267
7/31/2018	$11,859	$12,355	$12,530
8/31/2018	$11,332	$12,097	$12,288
9/30/2018	$11,201	$12,152	$12,314
10/31/2018	$10,043	$11,163	$11,285
11/30/2018	$10,034	$11,270	$11,382
12/31/2018	$9,461	$10,760	$10,852
1/31/2019	$10,166	$11,573	$11,676
2/28/2019	$10,327	$11,799	$11,907
3/31/2019	$10,372	$11,869	$11,970
4/30/2019	$10,640	$12,183	$12,280
5/31/2019	$10,050	$11,529	$11,624
6/30/2019	$10,634	$12,223	$12,299
7/31/2019	$10,402	$12,075	$12,159
8/31/2019	$10,125	$11,702	$11,787
9/30/2019	$10,429	$12,003	$12,088
10/31/2019	$10,822	$12,422	$12,518
11/30/2019	$10,902	$12,531	$12,642
12/31/2019	$11,384	$13,074	$13,200
1/31/2020	$10,926	$12,723	$12,837
2/29/2020	$10,092	$11,717	$11,800
3/31/2020	$8,387	$10,020	$10,017
4/30/2020	$9,065	$10,780	$10,834
5/31/2020	$9,432	$11,133	$11,227
6/30/2020	$9,808	$11,636	$11,716
7/31/2020	$10,229	$12,155	$12,247
8/31/2020	$10,688	$12,675	$12,807
9/30/2020	$10,486	$12,363	$12,512
10/31/2020	$10,284	$12,097	$12,235
11/30/2020	$11,669	$13,724	$13,887
12/31/2020	$12,397	$14,466	$14,667
1/31/2021	$12,360	$14,497	$14,691
2/28/2021	$12,732	$14,784	$15,015
3/31/2021	$13,058	$14,971	$15,220
4/30/2021	$13,467	$15,411	$15,703
5/31/2021	$13,941	$15,893	$16,176
6/30/2021	$13,812	$15,791	$16,072
7/31/2021	$13,700	$15,531	$15,864
8/31/2021	$13,905	$15,827	$16,175
9/30/2021	$13,468	$15,320	$15,661
10/31/2021	$13,765	$15,685	$16,016
11/30/2021	$13,160	$14,979	$15,284
12/31/2021	$13,767	$15,598	$15,918
1/31/2022	$13,452	$15,023	$15,272
2/28/2022	$13,205	$14,726	$14,984
3/31/2022	$13,138	$14,749	$15,027
4/30/2022	$12,357	$13,823	$14,079
5/31/2022	$12,566	$13,922	$14,147
6/30/2022	$11,442	$12,725	$12,881
7/31/2022	$11,852	$13,160	$13,364
8/31/2022	$11,394	$12,737	$12,946
9/30/2022	$10,242	$11,464	$11,633
10/31/2022	$10,623	$11,807	$11,984
11/30/2022	$12,033	$13,201	$13,361
12/31/2022	$11,818	$13,102	$13,278
1/31/2023	$12,778	$14,164	$14,338
2/28/2023	$12,337	$13,667	$13,854
3/31/2023	$12,602	$14,001	$14,149
4/30/2023	$12,807	$14,245	$14,390
5/31/2023	$12,327	$13,727	$13,884
6/30/2023	$12,880	$14,343	$14,487
7/31/2023	$13,390	$14,926	$15,096
8/31/2023	$12,900	$14,252	$14,450
9/30/2023	$12,527	$13,802	$13,981
10/31/2023	$12,046	$13,232	$13,376
11/30/2023	$13,008	$14,424	$14,593
12/31/2023	$13,709	$15,148	$15,352
1/31/2024	$13,437	$14,998	$15,184
2/29/2024	$13,790	$15,378	$15,537
3/31/2024	$14,183	$15,858	$16,017
4/30/2024	$13,961	$15,573	$15,737
5/31/2024	$14,536	$16,025	$16,201
6/30/2024	$14,349	$16,009	$16,164
7/31/2024	$14,723	$16,380	$16,571
8/31/2024	$15,047	$16,847	$17,020
9/30/2024	$15,370	$17,300	$17,486
10/31/2024	$14,632	$16,450	$16,620
11/30/2024	$14,592	$16,301	$16,480
12/31/2024	$14,251	$15,981	$16,150

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M International Equity Fund	3.96%	4.59%	3.61%
MSCI ACWI (All Country World Index) ex USA IndexFootnote Reference1	5.23%	4.12%	4.91%
MSCI AC World ex US	5.53%	4.10%	4.80%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the MSCI ACWI ex USA IMI Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI AC World ex US Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

AssetsNet	$ 249,332,869
Holdings Count | Holding	1,955
Advisory Fees Paid, Amount	$ 704,499
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$249,332,869
# of Portfolio Holdings	1,955
Total Advisory Fees Paid	$704,499
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.1%
Japan	15.0%
United Kingdom	8.6%
Canada	7.8%
Switzerland	5.4%
France	5.3%
Germany	4.8%
Australia	4.3%
Netherlands	2.3%
Italy	2.1%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Largest Holdings [Text Block]

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	32.3%
Banks	7.1%
Oil, Gas and Consumable Fuels	4.9%
Pharmaceuticals	3.6%
Insurance	3.3%
Metals and Mining	3.0%
Machinery	2.7%
Chemicals	2.2%
Capital Markets	1.8%
Automobiles	1.8%
Footnote	Description
Footnote*	Other Investment Companies is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-736-2878
C000016961
Shareholder Report [Line Items]
Fund Name	M Large Cap Growth Fund
Trading Symbol	MTCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

For the year ended December 31, 2024, the M Large Cap Growth Fund had a return of 25.5% (net of management fees) versus a total return (including reinvestment of dividends) of 25.0% for its primary benchmark, the S&P 500 Index.

Calendar year 2024 was a tale of two halves. During the first half of 2024, the Fund outperformed both the S&P 500 and the Russell 1000 Growth Index, as well as the Goldman Sachs Non-Profit Tech Index, a representation of speculative, momentum-driven investing. However, during the second half of 2024, the Goldman Sachs Non-Profit Tech Index outperformed the Fund and both market indices. In short, in the latter half of 2024, investors adopted a more aggressive stance in their decision-making. Given the Fund’s more conservative approach to investing, we underperformed, as is typical in a more speculative market.

We believe the M Large Cap Growth Fund portfolio is attractively and rationally valued, with a projected earnings growth rate in the high-teens/low twenties. Furthermore, the technology-related positions in the portfolio are also very attractively priced in our view. Moreover, we continue to believe it is possible that the “long runway” of AI-driven earnings growth in these companies is not fully reflected in their stock prices. Our long-standing slow growth economic outlook, combined with AI-driven productivity, provides a solid underpinning on which the market may over time grind steadily higher.

Performance Past Does Not Indicate Future [Text]	Past Performance: performance data represent past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	M Large Cap Growth Fund	S&P 500	Russell 1000 Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,875	$9,700	$9,847
2/28/2015	$10,459	$10,258	$10,503
3/31/2015	$10,463	$10,096	$10,383
4/30/2015	$10,409	$10,193	$10,435
5/31/2015	$10,714	$10,324	$10,582
6/30/2015	$10,659	$10,124	$10,395
7/31/2015	$11,168	$10,336	$10,748
8/31/2015	$10,333	$9,713	$10,095
9/30/2015	$9,919	$9,473	$9,845
10/31/2015	$10,864	$10,273	$10,693
11/30/2015	$10,768	$10,304	$10,723
12/31/2015	$10,780	$10,141	$10,566
1/31/2016	$9,929	$9,638	$9,976
2/29/2016	$9,670	$9,625	$9,972
3/31/2016	$10,352	$10,278	$10,644
4/30/2016	$10,202	$10,318	$10,547
5/31/2016	$10,541	$10,504	$10,752
6/30/2016	$10,162	$10,531	$10,709
7/31/2016	$10,757	$10,920	$11,215
8/31/2016	$10,762	$10,935	$11,160
9/30/2016	$10,978	$10,937	$11,201
10/31/2016	$10,615	$10,737	$10,938
11/30/2016	$10,651	$11,135	$11,177
12/31/2016	$10,529	$11,355	$11,316
1/31/2017	$11,046	$11,571	$11,697
2/28/2017	$11,457	$12,030	$12,182
3/31/2017	$11,684	$12,044	$12,323
4/30/2017	$12,127	$12,168	$12,606
5/31/2017	$12,649	$12,340	$12,934
6/30/2017	$12,877	$12,416	$12,900
7/31/2017	$13,548	$12,671	$13,242
8/31/2017	$13,896	$12,710	$13,484
9/30/2017	$13,843	$12,972	$13,659
10/31/2017	$14,281	$13,275	$14,187
11/30/2017	$14,571	$13,682	$14,618
12/31/2017	$14,633	$13,834	$14,731
1/31/2018	$15,966	$14,627	$15,774
2/28/2018	$15,359	$14,087	$15,361
3/31/2018	$14,920	$13,729	$14,939
4/30/2018	$14,969	$13,782	$14,992
5/31/2018	$15,652	$14,114	$15,650
6/30/2018	$15,546	$14,201	$15,800
7/31/2018	$15,700	$14,729	$16,266
8/31/2018	$16,080	$15,209	$17,156
9/30/2018	$16,029	$15,296	$17,253
10/31/2018	$14,524	$14,250	$15,710
11/30/2018	$15,143	$14,541	$15,876
12/31/2018	$13,908	$13,228	$14,510
1/31/2019	$15,375	$14,288	$15,814
2/28/2019	$16,033	$14,747	$16,381
3/31/2019	$16,471	$15,033	$16,847
4/30/2019	$17,177	$15,642	$17,608
5/31/2019	$16,142	$14,648	$16,495
6/30/2019	$17,220	$15,680	$17,628
7/31/2019	$17,606	$15,906	$18,026
8/31/2019	$17,263	$15,654	$17,887
9/30/2019	$16,908	$15,947	$17,889
10/31/2019	$17,324	$16,292	$18,393
11/30/2019	$18,206	$16,883	$19,210
12/31/2019	$18,928	$17,393	$19,791
1/31/2020	$19,348	$17,386	$20,235
2/29/2020	$18,122	$15,955	$18,857
3/31/2020	$16,360	$13,984	$17,002
4/30/2020	$18,657	$15,777	$19,517
5/31/2020	$19,754	$16,528	$20,828
6/30/2020	$20,598	$16,857	$21,735
7/31/2020	$21,825	$17,808	$23,407
8/31/2020	$23,742	$19,088	$25,824
9/30/2020	$22,718	$18,362	$24,609
10/31/2020	$22,265	$17,874	$23,771
11/30/2020	$23,591	$19,831	$26,205
12/31/2020	$24,397	$20,593	$27,411
1/31/2021	$24,113	$20,385	$27,209
2/28/2021	$24,937	$20,947	$27,202
3/31/2021	$25,133	$21,865	$27,671
4/30/2021	$27,028	$23,032	$29,553
5/31/2021	$26,890	$23,192	$29,145
6/30/2021	$28,436	$23,734	$30,973
7/31/2021	$28,809	$24,298	$31,994
8/31/2021	$29,780	$25,036	$33,190
9/30/2021	$28,025	$23,872	$31,331
10/31/2021	$29,937	$25,544	$34,045
11/30/2021	$29,026	$25,367	$34,253
12/31/2021	$29,642	$26,504	$34,977
1/31/2022	$27,629	$25,133	$31,975
2/28/2022	$26,123	$24,380	$30,617
3/31/2022	$26,946	$25,286	$31,814
4/30/2022	$23,979	$23,081	$27,972
5/31/2022	$23,822	$23,123	$27,322
6/30/2022	$22,175	$21,214	$25,158
7/31/2022	$24,196	$23,170	$28,177
8/31/2022	$23,308	$22,225	$26,863
9/30/2022	$21,197	$20,178	$24,251
10/31/2022	$22,302	$21,812	$25,669
11/30/2022	$23,571	$23,031	$26,839
12/31/2022	$22,110	$21,704	$24,784
1/31/2023	$23,597	$23,068	$26,850
2/28/2023	$22,815	$22,505	$26,531
3/31/2023	$23,997	$23,331	$28,344
4/30/2023	$24,112	$23,695	$28,624
5/31/2023	$24,894	$23,798	$29,929
6/30/2023	$25,831	$25,371	$31,975
7/31/2023	$26,705	$26,186	$33,053
8/31/2023	$27,109	$25,769	$32,756
9/30/2023	$25,437	$24,540	$30,975
10/31/2023	$25,072	$24,024	$30,534
11/30/2023	$27,829	$26,218	$33,862
12/31/2023	$29,193	$27,410	$35,362
1/31/2024	$30,599	$27,870	$36,244
2/29/2024	$32,900	$29,358	$38,716
3/31/2024	$33,573	$30,303	$39,398
4/30/2024	$31,504	$29,065	$37,727
5/31/2024	$33,161	$30,506	$39,987
6/30/2024	$35,832	$31,601	$42,682
7/31/2024	$34,543	$31,987	$41,957
8/31/2024	$35,047	$32,763	$42,830
9/30/2024	$35,611	$33,462	$44,042
10/31/2024	$35,429	$33,159	$43,896
11/30/2024	$37,161	$35,105	$46,745
12/31/2024	$36,637	$34,247	$47,172

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Growth Fund	25.50%	14.12%	13.87%
S&P 500Footnote Reference1	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Performance Table Market Index Changed [Text Block]
AssetsNet	$ 282,084,775
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,590,634
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$282,084,775
# of Portfolio Holdings	25
Total Advisory Fees Paid	$1,590,634
Portfolio Turnover Rate	41%

Holdings [Text Block]

Ten Largest Portfolio Holdings (%)

NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Arista Networks, Inc.	8.6%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.8%
Fiserv, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Uber Technologies, Inc.	3.6%
Advanced Micro Devices, Inc.	3.4%

Largest Holdings [Text Block]

Sector Allocation (%)

Information Technology	55.9%
Communication Services	10.4%
Financials	9.6%
Industrials	8.5%
Health Care	7.9%
Consumer Discretionary	7.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-736-2878
C000016959
Shareholder Report [Line Items]
Fund Name	M Large Cap Value Fund
Trading Symbol	MBOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number	1-888-736-2878
Additional Information Website	www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Contributors

Banks had an incredible year-end rebound from healthy economic growth and the expectation for less rate cuts going forward as signaled by the FED. Financial services benefited from expectations of a pro deal making environment going forward for investment banking.

Technology was another area of strength. We had been reducing the exposure to the sector steadily over the course of the year as we sold out of holdings that were bid up in price and became too expensive to continue to own. We remained underweight semiconductors as they languished since the annual benchmark rebalance.

Despite the strong year growth factors had, value within value worked. Avoiding and selling out of the highest valuation companies that underperformed particularly within health care, technology, industrials and real estate sectors. Price momentum was the second largest contribution by factor from selling out of poor performing holdings.

Detractors

Not owning Walmart was one of the largest relative detractors during the year. Consumers shifted to value-based shopping and away from higher end discretionary purchases. Another large detractor was not owning the electric power company spinoff from GE. GE Vernova was spun off in April and rose over 150% during the rest of the year. Both Walmart and GE were too expensive for us to own within our process.

Performance Past Does Not Indicate Future [Text]	Past Performance: performance data represent past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	M Large Cap Value Fund	Russell 1000	Russell 1000 Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,716	$9,725	$9,600
2/28/2015	$10,262	$10,287	$10,064
3/31/2015	$10,262	$10,159	$9,927
4/30/2015	$10,262	$10,231	$10,020
5/31/2015	$10,487	$10,365	$10,140
6/30/2015	$10,254	$10,170	$9,938
7/31/2015	$10,339	$10,366	$9,981
8/31/2015	$9,780	$9,742	$9,387
9/30/2015	$9,450	$9,475	$9,104
10/31/2015	$10,208	$10,242	$9,790
11/30/2015	$10,316	$10,275	$9,828
12/31/2015	$9,941	$10,090	$9,616
1/31/2016	$9,036	$9,548	$9,119
2/29/2016	$9,003	$9,545	$9,117
3/31/2016	$9,651	$10,210	$9,774
4/30/2016	$9,692	$10,265	$9,980
5/31/2016	$9,675	$10,445	$10,135
6/30/2016	$9,551	$10,469	$10,222
7/31/2016	$9,858	$10,868	$10,519
8/31/2016	$9,950	$10,882	$10,600
9/30/2016	$10,016	$10,890	$10,579
10/31/2016	$9,891	$10,678	$10,415
11/30/2016	$10,548	$11,099	$11,010
12/31/2016	$10,900	$11,308	$11,286
1/31/2017	$10,942	$11,535	$11,366
2/28/2017	$11,297	$11,981	$11,774
3/31/2017	$11,119	$11,989	$11,655
4/30/2017	$11,086	$12,116	$11,632
5/31/2017	$11,069	$12,270	$11,621
6/30/2017	$11,238	$12,356	$11,810
7/31/2017	$11,483	$12,601	$11,966
8/31/2017	$11,398	$12,640	$11,827
9/30/2017	$11,720	$12,909	$12,178
10/31/2017	$11,990	$13,205	$12,266
11/30/2017	$12,438	$13,608	$12,642
12/31/2017	$12,534	$13,760	$12,827
1/31/2018	$12,966	$14,515	$13,323
2/28/2018	$12,246	$13,982	$12,686
3/31/2018	$12,165	$13,665	$12,463
4/30/2018	$12,246	$13,711	$12,505
5/31/2018	$12,408	$14,061	$12,579
6/30/2018	$12,347	$14,152	$12,611
7/31/2018	$12,790	$14,641	$13,110
8/31/2018	$13,053	$15,145	$13,304
9/30/2018	$12,917	$15,203	$13,330
10/31/2018	$11,966	$14,127	$12,639
11/30/2018	$12,220	$14,414	$13,016
12/31/2018	$11,021	$13,102	$11,766
1/31/2019	$11,948	$14,200	$12,682
2/28/2019	$12,237	$14,680	$13,088
3/31/2019	$12,177	$14,936	$13,171
4/30/2019	$12,616	$15,539	$13,637
5/31/2019	$11,759	$14,549	$12,761
6/30/2019	$12,631	$15,570	$13,676
7/31/2019	$12,651	$15,812	$13,790
8/31/2019	$12,183	$15,522	$13,384
9/30/2019	$12,582	$15,792	$13,862
10/31/2019	$12,701	$16,126	$14,056
11/30/2019	$13,120	$16,736	$14,490
12/31/2019	$13,393	$17,219	$14,889
1/31/2020	$13,079	$17,237	$14,568
2/29/2020	$11,635	$15,829	$13,157
3/31/2020	$9,542	$13,737	$10,909
4/30/2020	$10,683	$15,552	$12,135
5/31/2020	$10,986	$16,373	$12,551
6/30/2020	$10,911	$16,735	$12,468
7/31/2020	$11,229	$17,715	$12,961
8/31/2020	$11,621	$19,015	$13,497
9/30/2020	$11,367	$18,320	$13,165
10/31/2020	$11,102	$17,878	$12,993
11/30/2020	$12,479	$19,984	$14,741
12/31/2020	$12,969	$20,829	$15,306
1/31/2021	$12,980	$20,657	$15,166
2/28/2021	$13,811	$21,256	$16,082
3/31/2021	$14,933	$22,059	$17,028
4/30/2021	$15,569	$23,247	$17,710
5/31/2021	$16,077	$23,357	$18,124
6/30/2021	$15,808	$23,942	$17,916
7/31/2021	$15,862	$24,440	$18,059
8/31/2021	$16,229	$25,147	$18,418
9/30/2021	$15,754	$23,992	$17,777
10/31/2021	$16,552	$25,657	$18,679
11/30/2021	$15,872	$25,312	$18,021
12/31/2021	$16,861	$26,338	$19,158
1/31/2022	$16,751	$24,853	$18,712
2/28/2022	$16,620	$24,171	$18,494
3/31/2022	$16,959	$24,986	$19,016
4/30/2022	$16,170	$22,759	$17,943
5/31/2022	$16,609	$22,724	$18,292
6/30/2022	$15,170	$20,821	$16,694
7/31/2022	$15,936	$22,761	$17,801
8/31/2022	$15,625	$21,887	$17,271
9/30/2022	$14,316	$19,862	$15,756
10/31/2022	$16,301	$21,454	$17,372
11/30/2022	$17,344	$22,615	$18,458
12/31/2022	$16,616	$21,300	$17,714
1/31/2023	$17,368	$22,728	$18,632
2/28/2023	$16,769	$22,187	$17,975
3/31/2023	$16,405	$22,889	$17,892
4/30/2023	$16,510	$23,173	$18,162
5/31/2023	$15,700	$23,281	$17,461
6/30/2023	$16,745	$24,853	$18,621
7/31/2023	$17,413	$25,708	$19,276
8/31/2023	$17,031	$25,258	$18,756
9/30/2023	$16,578	$24,071	$18,032
10/31/2023	$15,946	$23,489	$17,396
11/30/2023	$16,924	$25,683	$18,707
12/31/2023	$17,880	$26,951	$19,744
1/31/2024	$18,197	$27,327	$19,764
2/29/2024	$18,770	$28,803	$20,493
3/31/2024	$20,013	$29,726	$21,518
4/30/2024	$19,160	$28,461	$20,599
5/31/2024	$19,757	$29,801	$21,252
6/30/2024	$19,545	$30,788	$21,052
7/31/2024	$20,691	$31,237	$22,128
8/31/2024	$21,179	$31,978	$22,721
9/30/2024	$21,325	$32,661	$23,037
10/31/2024	$21,362	$32,433	$22,783
11/30/2024	$22,801	$34,521	$24,239
12/31/2024	$21,210	$33,557	$22,589

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Value Fund	18.63%	9.63%	7.81%
Russell 1000Footnote Reference1	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.69%	8.49%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the Russell 1000® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Performance Table Market Index Changed [Text Block]
AssetsNet	$ 154,292,578
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 633,999
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,292,578
# of Portfolio Holdings	222
Total Advisory Fees Paid	$633,999
Portfolio Turnover Rate	48%

Holdings [Text Block]

Ten Largest Portfolio Holdings (%)

JPMorgan Chase & Co.	5.8%
AbbVie, Inc.	3.1%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
iShares Russell 1000 Value ETF	2.2%
Chevron Corp.	2.1%
Wells Fargo & Co.	2.1%
Philip Morris International, Inc.	1.9%
Lowe's Cos., Inc.	1.8%

Largest Holdings [Text Block]

Top Ten Sector Allocation (%)

Financials	34.7%
Health Care	14.8%
Industrials	12.0%
Information Technology	7.8%
Consumer Discretionary	7.5%
Consumer Staples	6.4%
Communication Services	5.6%
Energy	4.6%
Utilities	4.0%
Materials	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-736-2878